IFRS 7 - Disclosure - Liquidity Risk - Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 359,585	$ 293,632
Encumbered liquid assets	171,438	144,939
Unencumbered liquid assets	188,147	148,693
Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	55,471	17,359
Encumbered liquid assets	139	784
Unencumbered liquid assets	55,332	16,575
Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	194,359	172,086
Encumbered liquid assets	118,064	100,203
Unencumbered liquid assets	76,295	71,883
Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	8,803	8,067
Encumbered liquid assets	2,188	1,838
Unencumbered liquid assets	6,615	6,229
Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	42,288	42,207
Encumbered liquid assets	28,227	23,623
Unencumbered liquid assets	14,061	18,584
Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	42,277	42,254
Encumbered liquid assets	12,387	11,627
Unencumbered liquid assets	29,890	30,627
Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	16,387	11,659
Encumbered liquid assets	10,433	6,864
Unencumbered liquid assets	5,954	4,795
Bank owned liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	241,376	187,183
Bank owned liquid assets [member] | Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	55,471	17,359
Bank owned liquid assets [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	98,398	85,881
Bank owned liquid assets [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	5,445	4,928
Bank owned liquid assets [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	25,926	26,441
Bank owned liquid assets [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	41,074	41,378
Bank owned liquid assets [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	15,062	11,196
Securities received as collateral [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	118,209	106,449
Securities received as collateral [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	95,961	86,205
Securities received as collateral [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	3,358	3,139
Securities received as collateral [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	16,362	15,766
Securities received as collateral [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	1,203	876
Securities received as collateral [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 1,325	$ 463